Quarterly Report
September 30, 2020
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II
HYS-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.4%
Aerospace – 2.5%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$1,718,000	$1,288,500
Bombardier, Inc., 7.875%, 4/15/2027 (n)	800,000	606,752
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	1,070,000	904,150
Moog, Inc., 4.25%, 12/15/2027 (n)	1,560,000	1,595,178
TransDigm, Inc., 6.5%, 7/15/2024	760,000	758,100
TransDigm, Inc., 6.25%, 3/15/2026 (n)	1,160,000	1,211,382
TransDigm, Inc., 6.375%, 6/15/2026	1,000,000	1,003,930
TransDigm, Inc., 5.5%, 11/15/2027	1,030,000	989,882
		$8,357,874
Asset-Backed & Securitized – 0.0%
CWCapital Cobalt Ltd., CDO, “F”, FLR, 2.291%, (0% cash or 2.291% PIK), (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)	$1,264,445	$126
Automotive – 2.9%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$960,000	$914,400
Adient U.S. LLC, 7%, 5/15/2026 (n)	90,000	96,389
Allison Transmission, Inc., 5%, 10/01/2024 (n)	1,989,000	2,009,009
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	655,000	708,383
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026	490,000	474,222
Dana, Inc., 5.5%, 12/15/2024	130,000	132,600
Dana, Inc., 5.375%, 11/15/2027	726,000	744,150
Dana, Inc., 5.625%, 6/15/2028	247,000	255,183
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	1,365,000	1,421,306
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	1,315,000	1,314,974
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	1,255,000	1,295,787
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)	325,000	337,090
		$9,703,493
Broadcasting – 2.8%
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	$640,000	$666,736
iHeartCommunications, Inc., 8.375%, 5/01/2027	680,000	669,800
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	300,000	292,500
Netflix, Inc., 5.875%, 2/15/2025	1,740,000	1,961,815
Netflix, Inc., 3.625%, 6/15/2025 (n)	780,000	814,808
Netflix, Inc., 5.875%, 11/15/2028	1,000,000	1,193,205
Netflix, Inc., 5.375%, 11/15/2029 (n)	280,000	330,022
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	1,435,000	1,507,295
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	1,825,000	1,881,931
		$9,318,112
Brokerage & Asset Managers – 0.6%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$2,100,000	$2,121,000
Building – 5.0%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$1,235,000	$1,281,312
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	1,440,000	1,463,400
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	1,633,000	1,600,340
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)	490,000	493,675
Core & Main LP, 6.125%, 8/15/2025 (n)	1,148,000	1,162,838
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	815,000	855,750
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	245,000	248,158
HD Supply, Inc., 5.375%, 10/15/2026 (n)	1,325,000	1,386,003
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)	810,000	827,213
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	685,000	714,113
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	1,122,000	1,155,660
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	649,000	700,920

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	$995,000	$1,079,575
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	959,000	920,640
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)	690,000	736,575
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	1,052,000	1,078,579
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	510,000	503,367
Summit Materials LLC/Summit Materials Finance Co., 5.25%, 1/15/2029 (n)	480,000	499,800
		$16,707,918
Business Services – 2.4%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$1,175,000	$1,195,809
CDK Global, Inc., 4.875%, 6/01/2027	1,350,000	1,420,875
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	955,000	973,873
Iron Mountain, Inc., REIT, 5.25%, 7/15/2030 (n)	486,000	506,655
MSCI, Inc., 4.75%, 8/01/2026 (n)	1,260,000	1,307,250
QualityTech LP/QTS Finance Corp., 4.75%, 11/15/2025 (n)	410,000	425,252
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	520,000	569,400
Switch, Ltd., 3.75%, 9/15/2028 (n)	704,000	711,040
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	855,000	929,633
		$8,039,787
Cable TV – 8.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	$3,285,000	$3,416,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	2,135,000	2,241,537
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	2,410,000	2,551,587
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	810,000	850,536
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	1,340,000	1,393,600
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	3,660,000	3,852,516
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	810,000	860,625
DISH DBS Corp., 5.875%, 11/15/2024	1,035,000	1,061,393
DISH DBS Corp., 7.75%, 7/01/2026	1,055,000	1,159,825
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	910,000	571,025
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)	440,000	288,200
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	980,000	1,024,100
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	1,585,000	1,639,484
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	810,000	868,725
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,800,000	1,890,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)	1,080,000	1,087,776
Videotron Ltd., 5.375%, 6/15/2024 (n)	290,000	316,100
Videotron Ltd., 5.125%, 4/15/2027 (n)	2,250,000	2,367,000
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	1,315,000	1,331,175
		$28,771,604
Chemicals – 1.5%
Axalta Coating Systems Ltd., 4.875%, 8/15/2024 (n)	$1,300,000	$1,324,375
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	219,000	223,928
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	1,085,000	987,350
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	817,000	801,681
SPCM S.A., 4.875%, 9/15/2025 (n)	1,070,000	1,108,081
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	620,000	656,258
		$5,101,673
Computer Software – 1.1%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$1,555,000	$1,586,100
PTC, Inc., 3.625%, 2/15/2025 (n)	1,105,000	1,121,575
PTC, Inc., 4%, 2/15/2028 (n)	235,000	241,539
VeriSign, Inc., 4.75%, 7/15/2027	680,000	720,800
		$3,670,014

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 1.6%
BY Crown Parent LLC, 4.25%, 1/31/2026 (n)	$327,000	$332,927
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	2,075,000	2,303,250
Fair Isaac Corp., 4%, 6/15/2028 (n)	305,000	314,531
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	880,000	893,200
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	1,550,000	1,647,216
		$5,491,124
Conglomerates – 4.7%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$1,440,000	$1,531,901
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	1,745,000	1,812,619
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	368,000	376,280
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	1,120,000	1,187,200
EnerSys, 5%, 4/30/2023 (n)	1,480,000	1,528,100
EnerSys, 4.375%, 12/15/2027 (n)	295,000	300,900
Gates Global LLC, 6.25%, 1/15/2026 (n)	1,345,000	1,386,413
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	640,000	656,000
Griffon Corp., 5.75%, 3/01/2028	1,180,000	1,231,719
MTS Systems Corp., 5.75%, 8/15/2027 (n)	1,205,000	1,186,563
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	1,160,000	1,241,200
TriMas Corp., 4.875%, 10/15/2025 (n)	2,555,000	2,586,937
WESCO Distribution, Inc., 7.125%, 6/15/2025 (n)	416,000	453,149
WESCO Distribution, Inc., 7.25%, 6/15/2028 (n)	418,000	457,992
		$15,936,973
Construction – 2.0%
Lennar Corp., 4.75%, 11/29/2027	$230,000	$262,602
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	510,000	524,025
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	815,000	825,269
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	1,110,000	1,112,331
Taylor Morrison Communities, Inc., 5.875%, 6/15/2027 (n)	330,000	363,000
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	330,000	351,450
Toll Brothers Finance Corp., 4.875%, 11/15/2025	815,000	896,500
Toll Brothers Finance Corp., 4.35%, 2/15/2028	1,455,000	1,578,675
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	743,000	750,430
		$6,664,282
Consumer Products – 1.8%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025 (n)	$663,000	$699,465
Coty, Inc., 6.5%, 4/15/2026 (n)	1,005,000	788,925
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	1,310,000	1,408,512
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	810,000	818,100
Mattel, Inc., 6.75%, 12/31/2025 (n)	980,000	1,033,900
Mattel, Inc., 5.875%, 12/15/2027 (n)	546,000	587,633
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	755,000	779,537
		$6,116,072
Consumer Services – 2.5%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$320,000	$340,800
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	870,000	945,272
ANGI Group LLC, 3.875%, 8/15/2028 (n)	675,000	668,250
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	800,000	852,000
Garda World Security Corp., 4.625%, 2/15/2027 (n)	390,000	391,950
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	708,000	743,400
Match Group, Inc., 5%, 12/15/2027 (n)	925,000	975,875
Match Group, Inc., 4.625%, 6/01/2028 (n)	1,280,000	1,318,400
Realogy Group LLC, 9.375%, 4/01/2027 (n)	1,055,000	1,092,136
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	1,035,000	1,058,288
		$8,386,371

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 3.6%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$960,000	$955,008
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	1,320,000	1,345,080
Berry Global Group, Inc., 4.875%, 7/15/2026 (n)	735,000	771,750
Berry Global Group, Inc., 5.625%, 7/15/2027 (n)	515,000	540,750
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	892,000	925,450
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,705,000	1,764,675
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	750,000	778,125
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	895,000	894,450
LABL Escrow Issuer LLC, 6.75%, 7/15/2026 (n)	410,000	432,550
Reynolds Group, 7%, 7/15/2024 (n)	301,000	306,418
Reynolds Group, 4%, 10/15/2027 (n)	830,000	836,225
Silgan Holdings, Inc., 4.75%, 3/15/2025	1,235,000	1,256,612
Silgan Holdings, Inc., 4.125%, 2/01/2028	390,000	398,775
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	955,000	1,029,705
		$12,235,573
Electrical Equipment – 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$658,000	$666,916
CommScope Technologies LLC, 5%, 3/15/2027 (n)	1,010,000	969,600
		$1,636,516
Electronics – 1.6%
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	$570,000	$601,350
Entegris, Inc., 4.625%, 2/10/2026 (n)	1,410,000	1,441,725
Entegris, Inc., 4.375%, 4/15/2028 (n)	455,000	467,513
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	745,000	808,325
Sensata Technologies B.V., 5%, 10/01/2025 (n)	1,675,000	1,800,625
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	385,000	404,250
		$5,523,788
Energy - Independent – 2.3%
Apache Corp., 4.875%, 11/15/2027	$327,000	$309,015
Apache Corp., 4.375%, 10/15/2028	1,305,000	1,194,075
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	1,050,000	989,625
Jagged Peak Energy LLC, 5.875%, 5/01/2026	630,000	626,850
Laredo Petroleum, Inc., 10.125%, 1/15/2028	240,000	141,600
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	838,000	869,425
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	905,000	886,900
Matador Resources Co., 5.875%, 9/15/2026	725,000	606,064
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	645,000	641,775
Southwestern Energy Co., 6.45%, 1/23/2025	452,400	438,262
Southwestern Energy Co., 7.5%, 4/01/2026	720,900	704,680
Southwestern Energy Co., 7.75%, 10/01/2027	205,000	199,362
		$7,607,633
Entertainment – 1.3%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	$570,000	$567,150
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	915,000	882,975
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	425,000	297,500
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)	488,000	508,435
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)	490,000	548,179
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	960,000	903,043
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	645,000	686,119
		$4,393,401
Financial Institutions – 3.1%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$635,000	$430,213
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	750,000	748,187
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	611,000	579,956

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	$1,125,000	$1,117,159
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	2,416,535	1,347,218
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	720,000	733,939
Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/2028 (n)	408,000	407,490
Navient Corp., 5.5%, 1/25/2023	575,000	578,654
Navient Corp., 5%, 3/15/2027	665,000	624,455
OneMain Financial Corp., 6.875%, 3/15/2025	860,000	954,320
OneMain Financial Corp., 7.125%, 3/15/2026	470,000	525,084
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	1,365,000	1,375,408
Springleaf Finance Corp., 8.875%, 6/01/2025	509,000	563,717
Springleaf Finance Corp., 5.375%, 11/15/2029	410,000	426,400
		$10,412,200
Food & Beverages – 2.5%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$890,000	$927,091
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	750,000	768,750
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	1,820,000	1,979,104
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	248,000	252,985
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	570,000	620,428
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	1,485,000	1,548,112
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	265,000	286,200
Performance Food Group Co., 5.5%, 10/15/2027 (n)	980,000	1,009,400
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	445,000	447,915
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)	430,000	455,263
		$8,295,248
Forest & Paper Products – 0.1%
Graphic Packaging International LLC, 3.5%, 3/15/2028 (n)	$410,000	$408,975
Gaming & Lodging – 5.2%
Boyd Gaming Corp., 6.375%, 4/01/2026	$425,000	$442,506
Boyd Gaming Corp., 4.75%, 12/01/2027	710,000	696,688
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/2025 (n)	820,000	793,350
CCM Merger, Inc., 6%, 3/15/2022 (n)	1,155,000	1,138,576
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)	485,000	506,243
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	415,000	427,969
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	857,000	908,420
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	1,135,000	1,168,221
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	1,360,000	1,373,600
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	970,000	989,400
MGM Growth Properties LLC, 5.75%, 2/01/2027	255,000	274,763
MGM Resorts International, 6.75%, 5/01/2025	980,000	1,027,069
Scientific Games Corp., 8.25%, 3/15/2026 (n)	615,000	642,115
Scientific Games International, Inc., 7%, 5/15/2028 (n)	310,000	310,759
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	1,045,000	1,049,859
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	1,200,000	1,179,936
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	200,000	194,000
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	1,615,000	1,643,262
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	1,090,000	1,028,687
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	920,000	855,600
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	575,000	566,663
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	445,000	423,863
		$17,641,549
Industrial – 0.3%
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	$973,000	$976,931

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.0%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$575,000	$564,866
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	810,000	849,787
AssuredPartners, Inc., 7%, 8/15/2025 (n)	330,000	336,121
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	215,000	226,825
Hub International Ltd., 7%, 5/01/2026 (n)	1,395,000	1,445,569
		$3,423,168
Machinery & Tools – 0.3%
Clark Equipment Co., 5.875%, 6/01/2025 (n)	$819,000	$848,689
Major Banks – 1.0%
Barclays PLC, 7.875%, 12/29/2049	$1,110,000	$1,141,913
Credit Suisse Group AG, 7.25%, 12/31/2099 (n)	1,045,000	1,132,519
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	1,095,000	1,201,762
		$3,476,194
Medical & Health Technology & Services – 6.6%
Acadia Healthcare Co., Inc., 5%, 4/15/2029 (n)	$405,000	$410,569
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	1,504,000	1,560,400
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	610,000	646,600
Change Healthcare Holdings, Inc./Change Healthcare Finance, Inc., 5.75%, 3/01/2025 (n)	330,000	334,719
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	1,490,000	1,441,575
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	190,000	185,725
DaVita, Inc., 4.625%, 6/01/2030 (n)	652,000	667,844
DaVita, Inc., 3.75%, 2/15/2031 (n)	759,000	731,334
Encompass Health Corp., 5.75%, 9/15/2025	695,000	715,850
HCA, Inc., 5.375%, 2/01/2025	2,800,000	3,066,000
HCA, Inc., 5.875%, 2/15/2026	1,500,000	1,680,000
HCA, Inc., 5.625%, 9/01/2028	320,000	366,064
HCA, Inc., 3.5%, 9/01/2030	960,000	978,125
HealthSouth Corp., 5.125%, 3/15/2023	1,010,000	1,015,050
HealthSouth Corp., 5.75%, 11/01/2024	288,000	288,432
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	735,000	731,325
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	1,200,000	1,254,000
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	1,910,000	2,002,769
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	380,000	380,475
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	1,175,000	1,207,136
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)	600,000	624,000
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	1,205,000	1,280,312
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	685,000	698,556
		$22,266,860
Medical Equipment – 1.1%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$1,295,000	$1,340,263
Teleflex, Inc., 4.875%, 6/01/2026	670,000	691,775
Teleflex, Inc., 4.625%, 11/15/2027	1,510,000	1,589,275
		$3,621,313
Metals & Mining – 4.0%
Arconic Corp., 6%, 5/15/2025 (n)	$935,000	$998,510
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	925,000	952,750
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/2029 (n)	645,000	652,192
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)	750,000	763,125
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	960,000	1,036,800
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	200,000	192,750
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	678,000	653,422
Freeport-McMoRan, Inc., 5%, 9/01/2027	1,015,000	1,060,218
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	655,000	677,241
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	920,000	989,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	$890,000	$901,125
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	1,530,000	1,426,725
Novelis Corp., 5.875%, 9/30/2026 (n)	1,480,000	1,520,700
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (a)(d)(n)	200,000	74,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	590,000	532,192
TMS International Corp., 7.25%, 8/15/2025 (n)	1,020,000	952,425
		$13,383,175
Midstream – 3.7%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$2,795,000	$2,859,285
Cheniere Energy Partners LP, 4.5%, 10/01/2029	344,000	352,865
EnLink Midstream Partners LP, 4.85%, 7/15/2026	405,000	350,369
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	248,000	255,750
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	240,000	254,405
EQM Midstream Partners LP, 5.5%, 7/15/2028	1,830,000	1,842,901
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	290,000	247,176
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	920,500	766,510
NuStar Logistics, LP, 5.75%, 10/01/2025	1,027,000	1,060,686
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	710,000	708,367
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	1,450,000	1,458,149
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	685,000	732,744
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)	400,000	387,370
Western Midstream Operating LP, 5.05%, 2/01/2030	1,390,000	1,352,838
		$12,629,415
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$465,000	$476,625
Network & Telecom – 0.6%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$655,000	$680,381
Cablevision Lightpath LLC, 5.625%, 9/15/2028 (n)	715,000	725,511
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	680,000	701,896
		$2,107,788
Oil Services – 0.3%
ChampionX Corp., 6.375%, 5/01/2026	$690,000	$659,081
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)	910,000	80,908
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	675,000	256,500
		$996,489
Oils – 0.8%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$1,675,000	$1,754,562
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	785,000	592,675
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)	675,000	452,959
		$2,800,196
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)	$1,055,000	$1,055,844
Pharmaceuticals – 1.9%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)	$349,000	$347,691
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	2,855,000	2,922,806
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	785,000	762,431
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	1,109,000	1,113,359
Jaguar Holding Co. II / Pharmaceutical Development LLC, 5%, 6/15/2028 (n)	651,000	679,481
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	575,000	602,416
		$6,428,184

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.4%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)	$325,000	$326,796
GFL Environmental, Inc., 7%, 6/01/2026 (n)	555,000	585,081
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	480,000	520,800
		$1,432,677
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$810,000	$787,725
Printing & Publishing – 0.8%
Cimpress N.V., 7%, 6/15/2026 (n)	$1,255,000	$1,192,250
Meredith Corp., 6.875%, 2/01/2026	900,000	751,500
Nielsen Finance LLC, 5.625%, 10/01/2028 (n)	645,000	667,124
		$2,610,874
Railroad & Shipping – 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$823,000	$842,032
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$740,000	$762,200
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	960,000	1,000,992
		$1,763,192
Real Estate - Other – 0.2%
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	$846,000	$779,944
Restaurants – 0.3%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$1,265,000	$1,056,275
Retailers – 0.9%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$580,000	$581,450
L Brands, Inc., 5.25%, 2/01/2028	1,650,000	1,596,375
L Brands, Inc., 6.625%, 10/01/2030 (n)	405,000	412,088
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	460,000	466,150
		$3,056,063
Specialty Chemicals – 0.6%
Koppers, Inc., 6%, 2/15/2025 (n)	$480,000	$486,600
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	1,375,000	1,411,094
		$1,897,694
Specialty Stores – 0.9%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$633,000	$621,922
Penske Automotive Group Co., 5.375%, 12/01/2024	850,000	863,183
Penske Automotive Group Co., 5.5%, 5/15/2026	720,000	742,738
PetSmart, Inc., 7.125%, 3/15/2023 (n)	595,000	600,206
PetSmart, Inc., 8.875%, 6/01/2025 (n)	290,000	300,861
		$3,128,910
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$596,000	$614,804
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	1,245,000	1,273,871
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	80,000	85,400
		$1,974,075
Telecommunications - Wireless – 4.5%
Altice France S.A., 7.375%, 5/01/2026 (n)	$1,425,000	$1,493,257
Altice France S.A., 8.125%, 2/01/2027 (n)	1,085,000	1,182,650
Altice France S.A., 5.5%, 1/15/2028 (n)	405,000	410,063

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Altice France S.A., 6%, 2/15/2028 (n)	$735,000	$701,036
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	530,000	531,988
SBA Communications Corp., 4.875%, 9/01/2024	1,710,000	1,752,579
SBA Communications Corp., 3.875%, 2/15/2027 (n)	754,000	765,310
Sprint Capital Corp., 6.875%, 11/15/2028	1,815,000	2,268,750
Sprint Corp., 7.125%, 6/15/2024	410,000	471,750
Sprint Corp., 7.625%, 3/01/2026	2,515,000	3,039,088
T-Mobile USA, Inc., 6.5%, 1/15/2026	850,000	888,250
T-Mobile USA, Inc., 5.375%, 4/15/2027	1,660,000	1,771,884
		$15,276,605
Tobacco – 0.3%
Vector Group Ltd., 6.125%, 2/01/2025 (n)	$475,000	$473,812
Vector Group Ltd., 10.5%, 11/01/2026 (n)	495,000	506,348
		$980,160
Utilities - Electric Power – 2.8%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$2,425,000	$2,546,250
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	465,000	480,113
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	1,610,000	1,678,425
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	640,000	683,200
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	768,000	800,794
PG&E Corp., 5%, 7/01/2028	1,350,000	1,309,500
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	493,000	501,627
TerraForm Power Operating Co., 5%, 1/31/2028 (n)	1,460,000	1,598,225
		$9,598,134
Total Bonds		$322,216,537
Floating Rate Loans (r) – 1.0%
Broadcasting – 0.2%
Nexstar Broadcasting, Inc., Term Loan B4, 2.905%, 9/18/2026	$322,770	$315,508
WMG Acquisition Corp., Term Loan F, 2.271%, 11/01/2023	405,061	397,022
		$712,530
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.652%, 4/15/2027	$334,320	$323,538
Chemicals – 0.2%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 1.97%, 6/01/2024	$276,644	$269,589
Element Solutions, Inc., Term Loan B1, 2.144%, 1/31/2026	332,640	324,324
		$593,913
Computer Software - Systems – 0.1%
SS&C Technologies, Inc., Term Loan B5, 1.896%, 4/16/2025	$332,558	$321,750
Food & Beverages – 0.1%
U.S. Foods, Inc., Term Loan B, 1.896%, 6/27/2023	$312,473	$299,975
Medical & Health Technology & Services – 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 1.896%, 8/12/2026	$332,646	$326,534
Jaguar Holding Co. II, Term Loan, 3.5%, 8/18/2022	332,491	331,055
		$657,589
Pharmaceuticals – 0.1%
Bausch Health Companies, Inc., Term Loan B, 2.901%, 11/27/2025	$307,200	$299,712
Total Floating Rate Loans		$3,209,007

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 0.2%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)	147,380	$273,281
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	1,115	$315,010
Total Common Stocks		$588,291
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/04/18	670	$84
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/04/18	670	6
Total Warrants				$90

Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 0.1% (v)	7,864,185	$7,864,185

Other Assets, Less Liabilities – 1.1%		3,740,651
Net Assets – 100.0%		$337,618,761
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,864,185 and $326,013,925, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $235,968,000, representing 69.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$90	$315,010	$315,100
Mexico	—	273,281	—	273,281
Municipal Bonds	—	476,625	—	476,625
U.S. Corporate Bonds	—	280,059,721	—	280,059,721
Asset-Backed Securities (including CDOs)	—	126	—	126
Foreign Bonds	—	41,680,065	—	41,680,065
Floating Rate Loans	—	3,209,007	—	3,209,007
Mutual Funds	7,864,185	—	—	7,864,185
Total	$7,864,185	$325,698,915	$315,010	$333,878,110
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/19	$590,281
Change in unrealized appreciation or depreciation	(275,271)
Balance as of 9/30/20	$315,010
The net change in unrealized appreciation or depreciation from investments held as level 3 at September 30, 2020 is $(275,271). At September 30, 2020, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,851,487	$73,608,218	$71,593,536	$(673)	$(1,311)	$7,864,185
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$42,432	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.